Employee Benefit Plan, Description of Plan, Forfeited Accounts & Administrative Expenses (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Forfeited Nonvested Account	$ 1,663,830	$ 282,192
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	3,583,483
EBP, Forfeited Nonvested Account, Reallocated to Participant	428,649
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	142,197
Administrative expenses	$ 1,055,306